Summary of Significant Accounting Policies (Details) - USD ($) $ in Thousands	Sep. 30, 2018	Dec. 31, 2017
Assets
Prepaid licenses & maintenance contracts, current	$ 5	$ 4,638
Prepaid licenses & maintenance contracts, non-current		2,264
Liabilities
Deferred revenue, current	130	5,554
Deferred revenue- non-current		2,636
Equity
Accumulated deficit	(802)
Adjustments due to ASU 2014-09 [Member]
Assets
Prepaid licenses & maintenance contracts, current	(4,638)
Prepaid licenses & maintenance contracts, non-current	(2,264)
Liabilities
Deferred revenue, current	(5,554)
Deferred revenue- non-current	(2,636)
Equity
Accumulated deficit	1,287
Balance at January 1, 2018 [Member]
Assets
Prepaid licenses & maintenance contracts, current
Prepaid licenses & maintenance contracts, non-current
Liabilities
Deferred revenue, current
Deferred revenue- non-current
Equity
Accumulated deficit	$ (20,885)